OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	26. OTHER LIABILITIES

		Group
	2025	2024
	£m	£m
Lease liabilities	75	91
Other	2,169	1,791
	2,244	1,882
At 31 December 2025, other liabilities included amounts due to Banco Santander group entities of £274m (2024: £66m).